Cash and Cash Equivalents - Disclosure of Cash and Cash Equivalents (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and cash equivalents [abstract]
Cash and cash equivalents	€ 10,768	€ 11,347	€ 9,594
Cash classified as Assets held for sale	260
Bank overdrafts	(2)	(1)
Bank overdrafts classified as Liabilities held for sale	(1)
Net cash and cash equivalents	€ 11,026	€ 11,346	€ 9,593	€ 10,649